Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

5.      INTANGIBLE ASSETS

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

		(In thousands)
As of June 30, 2023	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$434	$243	$191
Talent acquisition	2 – 3 years	1,054	698	356
Intangible assets, net		$1,488	$941	$547
		(In thousands)
As of December 31, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848

Amortization expense totaled $0.1 million and $0.1 million for the three months ended June 30, 2023 and 2022, respectively. Amortization expense totaled $0.3 million and $0.2 million for the six months ended June 30, 2023 and 2022, respectively.

The following table presents the estimated future amortization of intangible assets:

Years ending December 31,	(In thousands)
2023 (remainder)	$182
2024	305
2025	57
2026	3
Total future amortization of amortizable intangible assets	$547

The Company did not have any fully amortized intangible assets as of June 30, 2023 and as of June 30, 2022.

6.      INTANGIBLE ASSETS

Intangible assets as of December 31, 2022 and December 31, 2021 consisted of the following:

As of December 31, 2022	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848
As of December 31, 2021	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602
Intangible assets, net		$1,864	$1,126	$738

Amortization expense totaled $0.6 million and $0.5 million for the year ended December 31, 2022 and 2021, respectively.

The following table presents the estimated future amortization of intangible assets:

Years ending December 31,	(in thousands)
2023	$478
2024	332
2025	38
2026	—
Total future amortization of amortizable intangible assets	$848

During the year ended December 31, 2022, the Company removed $1.0 million of intangible assets, that were fully amortized from intangible assets and accumulated amortization, and there was no gain or loss on the removal. The Company did not have any fully amortized intangible assets as of December 31, 2022.